SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
Selected Revenue and Expense Information for each Reportable Segment

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

2013	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$430,853	147,229	$578,082
Cost of revenues	(264,370)	(102,148)	(366,518)

Gross profit	$166,483	45,081	$211,564

Company's Revenues by Geographic Region

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2011	2012	2013
United States	$271,346	$328,301	$373,979
Europe	44,730	82,531	78,775
Other countries	91,383	89,508	126,337

Gross revenues	$407,459	$500,340	$579,091
Sales tax	(282)	(428)	(1,009)

Net revenues	$407,177	$499,912	$578,082

Revenues by Business Lines

The following table summarizes the Company’s net revenues generated by business line:

	Year Ended December 31,
	2011	2012	2013
Chemistry and Discovery	$158,763	$179,224	$194,836
Development Services	10,196	25,559	36,487
Testing	62,387	88,461	107,356
U.S.-Based Laboratory Services	80,292	89,646	92,174
Manufacturing	95,539	117,022	147,229

Net revenues	$407,177	$499,912	$578,082

Company's Long-lived Asset by Geographic Region

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2012	2013
PRC	$246,816	$262,679
United States	17,565	16,575

Total	$264,381	$279,254